Note 32 - Capital Base and Capital Management - Shareholder equity (Details)	12 Months Ended
Dec. 31, 2018
Capital Base And Capital Management
CET 1 phased in capital at a consolidated level	9.26%
CET 1 phased in capital at a individual level	11.6%
Phased in total capital ratio at the consolidated level	12.76%
Phased in total capital ratio at the individual level line items
Equity tier 1	13.2%
Equity tier 1decrease to respect the last exercise	The net effect on TIER1 phased-in ratio was -15 bps
Minimun CET1 capital ratio required under pilar 1 [Member]
Phased in total capital ratio at the individual level line items
Phased in total capital ratio at the individual level	Taking into account fully application of capital buffers since January 1, 2019 and considering last capital requirement communicated from ECB, BBVA has to maintain since January 1, 2019 i) a CET1 ratio of 9.26% at consolidated level and ii) a total capital ratio of 12.76% at consolidated level
Pilar 1 additional tier 1 capital requirements [Member]
Phased in total capital ratio at the individual level line items
Phased in total capital ratio at the individual level	i) the minimum common equity tier 1 capital (CET1) requirement under Pillar 1 (4.5%); ii) the additional tier 1 capital (AT1) requirement under Pillar 1 (1.5%)
Pilar tier 2 capital requirements [Member]
Phased in total capital ratio at the individual level line items
Phased in total capital ratio at the individual level	iii) the tier 2 capital requirement under Pillar 1 (2%)
Pilar 2 cet 1 capital requirements [Member]
Phased in total capital ratio at the individual level line items
Phased in total capital ratio at the individual level	iv) the CET1 capital requirement under Pillar 2 (1.5%)
Capital conservation buffer [Member]
Phased in total capital ratio at the individual level line items
Phased in total capital ratio at the individual level	v) the capital conservation buffer (2.5% of CET1)
Other sistematic important institution buffer [Member]
Phased in total capital ratio at the individual level line items
Phased in total capital ratio at the individual level	vi) the Other Systemic Important Institution buffer (OSII) (0.75% of CET1); and vii) the countercyclical capital buffer (0.01% of CET1)